Costs and expenses - Summary of Operating Costs And Expenses By Nature (Parenthetical) (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Detailed Information about Operating Costs and Expenses By Nature [Line Items]
Expense from share-based payment transactions with employees		$ 19,585	$ 3,295	$ 747
Loja Integrada [Member]
Disclosure of Detailed Information about Operating Costs and Expenses By Nature [Line Items]
Expense from share-based payment transactions with employees	$ 728	$ 19,585	$ 3,296